UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short Duration Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short Duration Bond Fund
February 28, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.8%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.3%
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		550,125
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	525,000	b	526,587
Capital Auto Receivables Asset
Trust, Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		754,951
					1,831,663
Commercial Mortgage Pass-Through Ctfs.--4.6%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	680,000	b,c	690,153
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. A4	4.26	10/10/46	1,100,000		1,165,381
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	b	522,238
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	1,375,000		1,417,580
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C14, Cl. C	4.56	8/15/46	850,000	c	847,756
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		858,728
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		858,190
					6,360,026
Consumer Discretionary--5.1%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	1,250,000		1,364,679
Comcast,
Gtd. Notes	5.90	3/15/16	500,000		551,077
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	500,000	b	577,415
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	500,000	b	503,842
Dish DBS,
Gtd. Notes	4.25	4/1/18	250,000		260,625
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	1,500,000		1,668,845
Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/23	500,000		467,912
Time Warner,
Gtd. Notes	4.88	3/15/20	1,500,000		1,669,179
					7,063,574
Consumer Staples--.7%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		499,685
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	b	521,645
					1,021,330
Energy--5.1%

Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,500,000		1,738,515
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	500,000		517,444
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		614,706
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	1,500,000		1,717,703
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		521,318
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,000,000		1,031,063
Unit,
Gtd. Notes	6.63	5/15/21	250,000		267,500
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	700,000		715,565
					7,123,814
Financial--17.9%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	b	503,900
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	b	541,514
Ally Financial,
Gtd. Notes	4.63	6/26/15	250,000		260,126
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	585,000	b	584,549
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,062,807
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,500,000		1,716,160
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	500,000		535,980
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	250,000		269,375
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,600,000		1,739,899
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	1,000,000		1,047,900
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		503,315
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	500,000		539,344
General Electric Capital,
Sr. Unscd. Notes	0.75	1/14/19	650,000	c	649,538
General Electric Capital,
Sub. Notes	5.30	2/11/21	2,700,000		3,052,677
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	1,000,000		1,232,154
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	555,000	c	567,744
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	1,600,000		1,680,685
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	500,000		541,372
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	500,000		504,491
International Lease Finance,

Sr. Unscd. Notes		3.88	4/15/18	500,000		515,313
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	500,000		517,192
JPMorgan Chase & Co.,
Sr. Unscd. Notes		1.63	5/15/18	1,700,000		1,683,486
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	500,000	b	533,287
Morgan Stanley,
Sr. Unscd. Notes		3.80	4/29/16	1,600,000		1,692,214
Royal Bank of Scotland Group,
Sr. Unscd. Notes		6.40	10/21/19	1,500,000		1,747,695
WEA Finance,
Gtd. Notes		7.13	4/15/18	500,000	b	599,833
						24,822,550
Foreign/Governmental--6.1%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes		3.38	9/26/16	600,000	b	612,750
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	1,000,000		1,087,500
Gazprom,
Sr. Unscd. Notes		4.95	7/19/22	700,000	b	679,000
Petroleos Mexicanos,
Gtd. Notes		3.50	7/18/18	1,700,000		1,768,000
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	650,000	b	939,367
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	1,000,000	b	1,017,500
Spanish Government,
Bonds	EUR	3.75	10/31/18	1,600,000		2,377,849
						8,481,966
Health Care--.2%
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	250,000	b	269,219
Industrial--.2%
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	250,000	b	280,625
Information Technology--.8%
Hewlett-Packard,
Sr. Unscd. Notes		2.13	9/13/15	500,000		510,001
Xerox,
Sr. Unscd. Notes		2.75	3/15/19	600,000		607,993
						1,117,994
Materials--3.2%
ArcelorMittal,
Sr. Unscd. Notes		4.25	3/1/16	250,000	c	260,625
Dow Chemical,
Sr. Unscd. Notes		3.00	11/15/22	1,250,000	d	1,193,937
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	500,000	b	576,163
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	250,000	b	275,938
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	900,000		1,010,675
Vale Overseas,
Gtd. Notes		6.25	1/23/17	1,000,000		1,125,000
						4,442,338
Municipal Bonds--.2%

Illinois,
GO (Pension Funding Series)	5.10	6/1/33	350,000		344,351
Telecommunications--2.6%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	465,000	c	470,693
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,100,617
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,600,000		1,706,754
Virgin Media Secured Finance,
Sr. Scd. Notes	5.25	1/15/21	250,000		259,375
					3,537,439
U.S. Government Agencies/Mortgage-Backed--4.0%
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/14			37,284	e	39,721
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			3,599	c,e	3,599
Federal National Mortgage Association:
4.50%, 11/1/14			35,495	e	37,922
5.50%, 9/1/14 - 4/1/16			60,660	e	64,806
Government National Mortgage Association I:
Ser. 2012-67, Cl. AB,
1.59%, 6/16/39			1,600,378		1,600,764
Ser. 2012-78, Cl. A, 1.68%,
3/16/44			1,930,619		1,910,205
Ser. 2012-46, Cl. AB,
1.77%, 11/16/38			1,883,433		1,889,035
					5,546,052
U.S. Treasury Notes--44.5%
0.25%, 4/30/14			245,000		245,081
0.38%, 11/15/14			51,240,000		51,338,073
1.25%, 4/15/14			9,660,000		9,673,775
1.88%, 4/30/14			595,000		596,731
					61,853,660
Utilities--2.3%
AES,
Sr. Unscd. Notes	8.00	6/1/20	175,000		206,500
Enel Finance International,
Gtd. Notes	6.25	9/15/17	500,000	b	567,054
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000		550,209
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000		1,137,385
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	700,000		785,808
					3,246,956
Total Bonds and Notes
(cost $136,839,731)					137,343,557

Short-Term Investments--.3%
U.S. Treasury Bills;
0.05%, 6/12/14
(cost $479,936)			480,000	[f]	479,944

Other Investment--.3%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $398,224)	398,224 [g]	398,224
Total Investments (cost $137,717,891)	99.4%	138,221,725
Cash and Receivables (Net)	.6%	864,422
Net Assets	100.0%	139,086,147

GO--General Obligation
REIT--Real Estate Investment Trust

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities were valued at $11,322,579 or 8.1% of net assets.
c Variable rate security--interest rate subject to periodic change.
d Security, or portion thereof, on loan. At February 28, 2014, the value of the fund's securities on loan was
$936,047 and the value of the collateral held by the fund was $962,921, consisting of U.S. Government & Agency securities.
e The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $503,834 of which $684,550 related to appreciated investment securities and $180,716 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	48.5
Corporate Bonds	38.1
Foreign/Governmental	6.1
Commercial Mortgage-Backed	4.6
Asset-Backed	1.3
Short-Term/Money Market Investments	.6
Municipal Bonds	.2
99.4

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,831,663	-	1,831,663
Commercial Mortgage-Backed	-	6,360,026	-	6,360,026
Corporate Bonds+	-	52,925,839	-	52,925,839
Foreign Government	-	8,481,966	-	8,481,966
Municipal Bonds+	-	344,351		344,351
Mutual Funds	398,224	-	-	398,224
U.S. Government Agencies/Mortgage-Backed	-	5,546,052	-	5,546,052
U.S. Treasury	-	62,333,604	-	62,333,604
Other Financial Instruments:
Financial Futures++	18,992	-	-	18,992
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(83,401)	-	-	(83,401)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
February 28, 2014 (Unaudited)

		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 2/28/2014 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	104	22,867,000	June 2014	62

Financial Futures Short
Euro-Bobl	21	(3,672,565)	March 2014	(40,264)
U.S. Treasury 5 Year Notes	244	(29,501,125)	March 2014	(43,137)
U.S. Treasury 10 Year Notes	160	(19,925,000)	June 2014	18,930

Gross Unrealized Appreciation				18,992
Gross Unrealized Depreciation				(83,401)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short Duration Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)